BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED DECEMBER 26, 2017

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017, AS AMENDED AND RESTATED JUNE 9, 2017

AND AS SUPPLEMENTED

PYRAMIS® GOVERNMENT INCOME PORTFOLIO

Effective immediately, William Irving no longer serves as Lead Portfolio Manager of Pyramis® Government Income Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Effective immediately, Franco Castagliuolo serves as Lead Portfolio Manger of the Portfolio and Sean Corcoran serves as Co-Manager of the Portfolio. As of November 30, 2017, Sean Corcoran beneficially owned no equity securities of the Portfolio. Effective immediately, the following changes are made to the Statement of Additional information of the Portfolio.

The Other Accounts Managed table in Appendix C with respect to the Portfolio is deleted in its entirety and replaced with the following:

	Other Accounts Managed				Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category		Number of Accounts in Category	Total Assets in Accounts in Category
Franco Castagliuolo,	Registered Investment Companies	13		$35,150,000,000	0	N/A
Pyramis® Government Income Portfolio	Other Pooled Investment Vehicles	4		$976,000,000	0	N/A
	Other Accounts	3		$1,385,000,000	0	N/A
Sean Corcoran,	Registered Investment Companies[1]	0	$	N/A	0	N/A
Pyramis® Government Income Portfolio	Other Pooled Investment Vehicles[1]	0	$	N/A	0	N/A
	Other Accounts[1]	0	$	N/A	0	N/A

[1]	Other Accounts Managed information is as of November 30, 2017.

In the section entitled “Appendix C – Portfolio Managers,” the title of the subsection “Pyramis® Government Income Portfolio (William Irving & Franco Castagliuolo)” is retitled:

Pyramis® Government Income Portfolio (Franco Castagliuolo & Sean Corcoran)

In the section entitled “Appendix C – Portfolio Managers,” in the subsection “Compensation” with respect to the Portfolio, the first and second sentences are deleted in their entirety and replaced with the following:

Franco Castagliuolo is Lead Portfolio Manager of Pyramis® Government Income Portfolio and receives compensation for his services. Sean Corcoran is Co-Manager of Pyramis® Government Income Portfolio and receives compensation for his services.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE